TAXATION - Disclosure Of Reconciliation To South African Statutory Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Implied tax charge at 28%	$ 445	$ 173	$ 125
Expenses not tax deductible	29	28	28
Share of associates and joint ventures' profit	(78)	(47)	(34)
Tax rate differentials	96	39	25
Exchange variations, translation and accounting adjustments	28	11	24
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	(14)	(5)	0
Tax effect of retained SA items	16	3	(10)
Tax allowances	(1)	(1)	(2)
Derecognition of deferred tax assets	78	0	0
Impact of statutory tax rate change	0	2	(1)
Adjustment in respect of prior years	2	0	3
Income tax expense	625	250	212
Obuasi mine
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets:	(6)	14	13
AngloGold Ashanti Holdings plc
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets:	31	29	36
North America
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets:	4	6	6
Siguiri
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Current year tax losses not recognised (recognised) in deferred tax assets:	(8)	0	0
Other
DisclosureOfReconciliationToSouthAfricanStatutoryRate [Line Items]
Other	$ 3	$ (2)	$ (1)